Summary of Significant Accounting Policies (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Warranties Disclosures [Abstract]
Balance at December 31	$ 3,440	$ 3,468
Provision charged to income	4,376	3,678
Usage	(3,649)	(3,258)
Adjustments to previously provided warranties, net	(198)	(477)
Currency translation	(59)	29
Balance at December 31	$ 3,910	$ 3,440